Share-based compensation (Details) - Share Compensation Plan [Member] - CAD CAD / shares in Units, CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Oustanding beginning balance, Number	1,472,597	1,278,290
Options granted, Number	617,500	382,900
Options exercised, Number		(129,236)
Options forfeited, Number	(72,200)	(45,097)
Options expired, Number	(16,340)	(14,260)
Oustanding ending balance, Number	2,001,557	1,472,597	1,278,290
Exercisable, Number	1,292,969
Outstanding beginning balance, Weighted Average Exercise Price	CAD 5.88	CAD 4.68
Options granted, Weighted average exercise price	5.97	10.84
Options exercised, Weighted Average Exercise Price		3.76
Options forfeited, Weighted average exercise price	4.94	8.76
Options expired, Weighted average exercise price	20.22	41.69
Outstanding ending balance, Weighted Average Exercise Price	5.82	CAD 5.88	CAD 4.68
Exercisable, Weighted average exercise price	CAD 5.20
Options Outstanding, Weighted average remaining contractual life	2 years 8 months 19 days	2 years 10 months 17 days	3 years 4 months 2 days
Exercisable, Weighted average remaining contractual life (years)	2 years 1 month 17 days
Outstanding beginning balance, Aggregate intrinsic value	CAD 8,024	CAD 8,411
Outstanding ending balance, Aggregate intrinsic value	1,110	CAD 8,024	CAD 8,411
Exercisable, Aggregate intrinsic value	CAD 1,004